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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file Number 811-03171
                                   ---------

Value Line U.S. Government Securities, Fund, Inc
------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd STreet, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-907-1500
                                                     ------------

Date of fiscal year end: August 31,2007
                         --------------

Date of reporting period: May 31, 2007
                          ------------


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ITEM 1: SCHEDULE OF INVESTMENTS.
        A copy of Schedule of Investments for the period ended 5/31/07 is included with this Form.

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

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                     MAY 31, 2007

--------------------------------------------------------------------------------------------------------------------

  PRINCIPAL                                                                                MATURITY
   AMOUNT                                                                       RATE         DATE           VALUE
--------------------------------------------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS  (6.9%)
$  2,000,000   U.S. Treasury Notes                                              4.63%       10/31/11   $  1,982,502
   1,000,000   U.S. Treasury Notes                                              4.00        11/15/12        960,938
   1,075,140   U.S. Treasury Notes (1)                                          1.63         1/15/15      1,009,289
   1,000,000   U.S. Treasury Notes                                              4.50        11/15/15        973,438
   1,000,000   U.S. Treasury Notes                                              8.75         5/15/17      1,296,719
------------                                                                                           ------------
   6,075,140   TOTAL U.S. TREASURY OBLIGATIONS
                (COST $6,306,236)                                                                         6,222,886
                                                                                                       ------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS  (91.0%)
               FEDERAL FARM CREDIT BANK (6.8%)
   1,000,000   Federal Farm Credit Bank                                         6.82         3/16/09      1,027,119
   1,000,000   Federal Farm Credit Bank                                         4.85        10/25/12        984,435
   1,000,000   Federal Farm Credit Bank                                         5.30         6/22/15        980,884
   3,000,000   Federal Farm Credit Bank                                         5.70          7/3/17      3,105,507
------------                                                                                           ------------
   6,000,000   TOTAL FEDERAL FARM CREDIT BANK
                (COST $6,117,493)                                                                         6,097,945
                                                                                                       ------------
               FEDERAL HOME LOAN BANK (18.9%)
     500,000   Federal Home Loan Bank                                           3.50        11/15/07        496,138
   1,000,000   Federal Home Loan Bank                                           4.00         3/10/08        990,228
   3,000,000   Federal Home Loan Bank                                           4.43          4/7/08      2,978,523
   1,000,000   Federal Home Loan Bank                                           4.10         6/13/08        988,232
   1,000,000   Federal Home Loan Bank                                           5.25        11/14/08        999,192
   1,000,000   Federal Home Loan Bank                                           5.35          2/5/09        999,625
   1,000,000   Federal Home Loan Bank                                           6.21          6/2/09      1,020,217
   1,000,000   Federal Home Loan Bank                                           5.38         7/17/09      1,005,219
   1,000,000   Federal Home Loan Bank                                           4.38         3/17/10        982,013
   1,000,000   Federal Home Loan Bank                                           4.38         9/17/10        978,230
   1,000,000   Federal Home Loan Bank                                           4.88        11/18/11        989,174
   1,000,000   Federal Home Loan Bank                                           4.50         9/16/13        962,360
   3,000,000   Federal Home Loan Bank                                           7.45          2/3/20      3,585,717
------------                                                                                           ------------
  16,500,000   TOTAL FEDERAL HOME LOAN BANK
------------    (COST $16,902,079)                                                                       16,974,868
                                                                                                       ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION (39.0%)
   1,000,000   Federal Home Loan Mortgage Corporation                           4.25         7/15/09        982,171
   1,000,000   Federal Home Loan Mortgage Corporation                           4.00        12/15/09        973,747
   1,000,000   Federal Home Loan Mortgage Corporation                           4.13         7/12/10        971,852
   1,000,000   Federal Home Loan Mortgage Corporation                           5.25         7/18/11      1,003,653
   1,500,000   Federal Home Loan Mortgage Corporation                           5.50         9/15/11      1,519,629
   1,000,000   Federal Home Loan Mortgage Corporation                           4.50         5/14/12        966,207
   1,000,000   Federal Home Loan Mortgage Corporation                           5.13         7/15/12        998,938
   1,000,000   Federal Home Loan Mortgage Corporation                           4.75          5/6/13        969,641
   1,000,000   Federal Home Loan Mortgage Corporation                           4.00         6/12/13        938,774
   2,000,000   Federal Home Loan Mortgage Corporation                           4.50         7/15/13      1,927,666
   1,611,440   Federal Home Loan Mortgage Corporation REMIC Trust Series 3197
                Class AB                                                        5.50         8/15/13      1,606,928
   1,000,000   Federal Home Loan Mortgage Corporation                           5.00         1/30/14        988,692
     798,447   Federal Home Loan Mortgage Corporation REMIC Trust Series 2849
                Class VA                                                        5.00         8/15/15        783,899
     929,682   Federal Home Loan Mortgage Corporation REMIC Trust Series R003
                Class AG                                                        5.13        10/15/15        918,199
      23,757   Federal Home Loan Mortgage Corporation Gold PC Pool #E92226      5.00         11/1/17         23,241
     396,325   Federal Home Loan Mortgage Corporation Gold PC Pool #E93499      5.00         12/1/17        387,711
      26,520   Federal Home Loan Mortgage Corporation Gold PC Pool #E92829      5.00         12/1/17         25,944
     625,066   Federal Home Loan Mortgage Corporation REMIC Trust Series 2892
                Class DC                                                        4.50        12/15/17        603,441
      26,946   Federal Home Loan Mortgage Corporation Gold PC Pool #E98960      5.00          9/1/18         26,345
      57,504   Federal Home Loan Mortgage Corporation Gold PC Pool #B12822      5.00          3/1/19         56,220
      59,995   Federal Home Loan Mortgage Corporation Gold PC Pool #B17398      4.50         12/1/19         57,511
     438,674   Federal Home Loan Mortgage Corporation Gold PC Pool #G18044      4.50          3/1/20        420,092

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

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                     MAY 31, 2007

  PRINCIPAL                                                                                MATURITY
   AMOUNT                                                                       RATE         DATE           VALUE
-------------------------------------------------------------------------------------------------------------------
$    216,725   Federal Home Loan Mortgage Corporation Gold PC Pool #B18034      4.50%         4/1/20   $    207,545
      63,712   Federal Home Loan Mortgage Corporation Gold PC Pool #J00118      5.00         10/1/20         62,159
     660,473   Federal Home Loan Mortgage Corporation Gold PC Pool #J00139      5.00         10/1/20        644,377
      61,738   Federal Home Loan Mortgage Corporation Gold PC Pool #G11986      5.00          4/1/21         60,201
      76,810   Federal Home Loan Mortgage Corporation Gold PC Pool #G12319      5.00          6/1/21         74,938
     236,108   Federal Home Loan Mortgage Corporation Gold PC Pool #J03233      5.00          8/1/21        230,229
   1,768,000   Federal Home Loan Mortgage Corporation Gold PC Pool #G12381      5.00          9/1/21      1,724,914
     883,963   Federal Home Loan Mortgage Corporation REMIC Trust Series 2773
                Class DA                                                        5.00         6/15/22        869,623
     733,021   Federal Home Loan Mortgage Corporation REMIC Trust Series 2937
                Class JC                                                        5.00         9/15/22        729,310
     654,229   Federal Home Loan Mortgage Corporation Gold PC Pool #C90684      4.50          5/1/23        615,876
     867,060   Federal Home Loan Mortgage Corporation REMIC Trust Series 3132
                Class MA                                                        5.50        12/15/23        861,714
     948,060   Federal Home Loan Mortgage Corporation REMIC Trust Series 3147
                Class YE                                                        5.50         7/15/24        942,109
   1,000,000   Federal Home Loan Mortgage Corporation REMIC Trust Series 2690
                Class OE                                                        5.00        11/15/28        978,922
   1,000,000   Federal Home Loan Mortgage Corporation                           6.75         3/15/31      1,177,264
     937,349   Federal Home Loan Mortgage Corporation REMIC Trust Series 3061
                Class HA                                                        5.50         4/15/31        933,992
     589,424   Federal Home Loan Mortgage Corporation REMIC Trust Series 2645
                Class NA                                                        3.50         9/15/31        553,312
     435,624   Federal Home Loan Mortgage Corporation REMIC Trust Series 2594
                Class OR                                                        4.25         6/15/32        421,427
   1,691,944   Federal Home Loan Mortgage Corporation Gold PC Pool #C77717      6.00          3/1/33      1,701,628
     971,411   Federal Home Loan Mortgage Corporation Gold PC Pool #A29526      5.00          1/1/35        926,127
     571,198   Federal Home Loan Mortgage Corporation Gold PC Pool #A29633      5.00          1/1/35        544,570
     672,223   Federal Home Loan Mortgage Corporation Pool #783022 (2)          4.43          2/1/35        664,071
     597,121   Federal Home Loan Mortgage Corporation Gold PC Pool #A56491      5.00          1/1/37        568,730
     396,361   Federal Home Loan Mortgage Corporation Gold PC Pool #G08184      5.00          1/1/37        377,516
     973,407   Federal Home Loan Mortgage Corporation Gold PC Pool #A56061      5.50          1/1/37        951,032
     991,594   Federal Home Loan Mortgage Corporation Gold PC Pool #A56467      5.50          1/1/37        968,801
------------                                                                                           ------------
  35,491,911   TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (COST $35,416,522)                           34,940,888
------------                                                                                           ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION (23.9%)
      44,634   Federal National Mortgage Association Pool #254243               6.00          2/1/09         45,143
      94,802   Federal National Mortgage Association Pool #254273               5.00          3/1/09         94,730
   1,000,000   Federal National Mortgage Association                            4.50         2/15/11        979,648
     329,803   Federal National Mortgage Association Pool #255325               4.50          7/1/11        322,256
   1,000,000   Federal National Mortgage Association                            5.00         4/16/15        973,402
     142,506   Federal National Mortgage Association Pool #511823               5.50          5/1/16        141,950
     113,038   Federal National Mortgage Association Pool #615289               5.50         12/1/16        112,597
     323,153   Federal National Mortgage Association Pool #622373               5.50         12/1/16        321,893
     146,966   Federal National Mortgage Association Pool #631328               5.50          2/1/17        146,296
     224,959   Federal National Mortgage Association Pool #623503               6.00          2/1/17        227,596
      21,410   Federal National Mortgage Association Pool #643277               5.50          4/1/17         21,313
      21,811   Federal National Mortgage Association Pool #638247               5.50          5/1/17         21,712
     127,639   Federal National Mortgage Association Pool #685183               5.00          3/1/18        124,783
     402,094   Federal National Mortgage Association Pool #254684               5.00          3/1/18        393,098
     139,643   Federal National Mortgage Association Pool #703936               5.00          5/1/18        136,519
     219,642   Federal National Mortgage Association Pool #703617               5.00          7/1/18        214,729
     617,828   Federal National Mortgage Association Pool #790984               5.00          7/1/19        603,361
     676,966   Federal National Mortgage Association Pool #786915               5.00          8/1/19        661,114
     856,558   Federal National Mortgage Association Pool #844207               5.00         11/1/20        835,596
     436,113   Federal National Mortgage Association REMIC Trust Series
                2003-28 Class KA                                                4.25         3/25/22        420,200
     412,362   Federal National Mortgage Association REMIC Trust Series
                2003-38 Class TC                                                5.00         3/25/23        403,203
     209,005   Federal National Mortgage Association Pool #412682               6.00          3/1/28        210,447
      65,112   Federal National Mortgage Association Pool #424691               6.50          4/1/28         66,879
     189,019   Federal National Mortgage Association Pool #425239               6.50          4/1/28        194,147
   1,000,000   Federal National Mortgage Association REMIC Trust Series
                2006-102 Class PB                                               5.00         4/25/30        972,914
   1,000,000   Federal National Mortgage Association                            7.25         5/15/30      1,239,504
   1,000,000   Federal National Mortgage Association                            6.63        11/15/30      1,158,136
       1,341   Federal National Mortgage Association Pool #568625               7.50          1/1/31          1,404
     101,431   Federal National Mortgage Association Pool #571090               7.50          1/1/31        106,128
       1,918   Federal National Mortgage Association Pool #573935               7.50          3/1/31          2,007
      53,642   Federal National Mortgage Association Pool #629297               6.50          2/1/32         55,027

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2
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

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                     MAY 31, 2007

  PRINCIPAL                                                                                MATURITY
   AMOUNT                                                                       RATE         DATE           VALUE
-------------------------------------------------------------------------------------------------------------------
$    509,474   Federal National Mortgage Association Pool #626440               7.50%         2/1/32   $    531,673
      71,402   Federal National Mortgage Association Pool #634996               6.50          5/1/32         73,201
      87,214   Federal National Mortgage Association Pool #254383               7.50          6/1/32         91,015
     365,447   Federal National Mortgage Association Pool #254476               5.50          9/1/32        357,904
      10,882   Federal National Mortgage Association Pool #688539               5.50          3/1/33         10,657
     501,636   Federal National Mortgage Association Pool #650386               5.00          7/1/33        478,873
     534,701   Federal National Mortgage Association Pool #726889               5.50          7/1/33        523,630
     517,009   Federal National Mortgage Association Pool #759028               5.50          1/1/34        506,305
     276,728   Federal National Mortgage Association Pool #761913               5.50          2/1/34        270,843
     287,350   Federal National Mortgage Association Pool #763393               5.50          2/1/34        281,400
     275,504   Federal National Mortgage Association Pool #769862               5.50          2/1/34        269,644
      28,947   Federal National Mortgage Association Pool #769682               5.00          3/1/34         27,619
      23,314   Federal National Mortgage Association Pool #778141               5.00          5/1/34         22,245
     435,155   Federal National Mortgage Association Pool #773586               5.50          6/1/34        425,900
     493,468   Federal National Mortgage Association Pool #255311               6.00          7/1/34        494,424
      23,892   Federal National Mortgage Association Pool #258149               5.50          9/1/34         23,384
       4,438   Federal National Mortgage Association Pool #789150               5.00         10/1/34          4,234
     710,522   Federal National Mortgage Association Pool #255496               5.00         11/1/34        677,925
      71,240   Federal National Mortgage Association Pool #797154               5.50         11/1/34         69,725
     157,603   Federal National Mortgage Association Pool #801063               5.50         11/1/34        154,252
     278,848   Federal National Mortgage Association Pool #803675               5.50         12/1/34        272,917
     355,018   Federal National Mortgage Association Pool #804683               5.50         12/1/34        347,468
     707,535   Federal National Mortgage Association Pool #815813 (2)           4.58          2/1/35        700,002
      52,688   Federal National Mortgage Association Pool #255580               5.50          2/1/35         51,567
     703,575   Federal National Mortgage Association Pool #735224               5.50          2/1/35        689,008
     899,635   Federal National Mortgage Association Pool #896016               6.00          8/1/36        899,110
     983,368   Federal National Mortgage Association Pool #901561               5.50         10/1/36        960,762
   1,000,000   Federal National Mortgage Association TBA                        6.00         12/1/99        998,906
------------                                                                                           ------------
  21,339,988   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
------------    (COST $21,707,248)                                                                       21,422,325
                                                                                                       ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.4%)
     243,751   Government National Mortgage Association Pool #003645            4.50        12/20/19        233,867
      14,128   Government National Mortgage Association Pool #541349            6.00         4/15/31         14,245
      14,679   Government National Mortgage Association Pool #557681            6.00         8/15/31         14,801
     180,075   Government National Mortgage Association Pool #548880            6.00        12/15/31        181,573
     124,610   Government National Mortgage Association Pool #551762            6.00         4/15/32        125,602
      54,520   Government National Mortgage Association Pool #582415            6.00        11/15/32         54,954
     323,532   Government National Mortgage Association Pool #604485            6.00         7/15/33        325,971
     188,989   Government National Mortgage Association Pool #622603            6.00        11/15/33        190,413
       9,561   Government National Mortgage Association Pool #429786            6.00        12/15/33          9,633
     430,988   Government National Mortgage Association Pool #605025            6.00         2/15/34        433,773
      11,189   Government National Mortgage Association Pool #626480            6.00         2/15/34         11,261
     114,046   Government National Mortgage Association Pool #610944            5.50         4/15/34        112,250
     116,018   Government National Mortgage Association Pool #605245            5.50         6/15/34        114,192
     283,890   Government National Mortgage Association Pool #583008            5.50         6/15/34        279,419
------------                                                                                           ------------
   2,109,976   TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
------------    (COST $2,141,362)                                                                         2,101,954
                                                                                                       ------------
  81,441,875   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
------------    (COST $82,284,704)                                                                       81,537,980
                                                                                                       ------------

  87,517,015   TOTAL INVESTMENT SECURITIES  (97.9%)
                (COST $88,590,940)                                                                       87,760,866
------------                                                                                           ------------

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3

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

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                          MAY 31, 2007

  PRINCIPAL
   AMOUNT                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS (3) (2.5%)
$  2,200,000   With Morgan Stanley, 5.00%, dated 5/31/07, due 6/1/07, delivery value $2,200,306
                (collateralized by $2,235,000 U.S. Treasury Notes 4.75%, due 3/31/11 with a value
                of $2,245,011)                                                                      $    2,200,000
------------                                                                                        --------------
   2,200,000   TOTAL REPURCHASE AGREEMENTS
                (COST $2,200,000)                                                                        2,200,000
                                                                                                    --------------
               EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS  (-0.4%)                                 (357,214)
                                                                                                    --------------
               NET ASSETS  (100.0%)                                                                 $   89,603,652
                                                                                                    --------------
               NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($89,603,652 /
                7,915,171 SHARES OUTSTANDING)                                                       $        11.32
                                                                                                    --------------

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(1)     Treasury Inflation Protected Security (TIPS).
(2)     Adjustable rate security. The rate shown is as of May 31, 2007
(3) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

The Fund's unrealized appreciation/(depreciation) as of May 31, 2007 was as follows:

                                                                  TOTAL NET
                                                                 UNREALIZED
 TOTAL COST            APPRECIATION          DEPRECIATION        DEPRECIATION
--------------------------------------------------------------------------------
 $90,790,940            $570,121              $(1,400,195)        $(830,074)

ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS:
(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President

Date:    July 19, 2007
         -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         -------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    July 19, 2007
         -------------